Reconciliation of Financial Statements to Form 5500 - Employee Benefit Plan, Schedule of Reconciliation of Net Increase Per The Financial Statements to Form 5500 (Details) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Total net increase per the financial statements	$ 145,728,954
Amounts allocated to withdrawing participants at December 31,2024	29,787
Amounts allocated to withdrawing participants at December 31, 2025	(310,255)
Total net increase per the Form 5500	$ 145,448,486